Investment Portfolioas of September 30, 2023 (Unaudited)
DWS High Income VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 90.2%
Communication Services 16.7%
Altice France Holding SA, 144A, 10.5%, 5/15/2027	200,000	124,736
Altice France SA, 144A, 5.5%, 1/15/2028	200,000	154,044
CCO Holdings LLC:
144A, 4.5%, 8/15/2030	100,000	82,081
4.5%, 5/1/2032	10,000	7,848
144A, 4.75%, 3/1/2030	140,000	117,523
144A, 5.0%, 2/1/2028	250,000	227,035
144A, 5.125%, 5/1/2027	375,000	349,394
144A, 5.375%, 6/1/2029	550,000	493,465
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029	55,000	42,055
144A, 7.75%, 4/15/2028	155,000	123,754
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027	65,000	36,891
144A, 6.0%, 6/15/2025	75,000	71,396
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	200,000	141,543
144A, 5.0%, 11/15/2031	280,000	150,073
144A, 6.5%, 2/1/2029	400,000	331,374
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	45,000	39,788
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	140,000	118,979
144A, 5.75%, 12/1/2028	125,000	96,094
5.875%, 11/15/2024	86,000	80,048
7.75%, 7/1/2026	210,000	157,500
DISH Network Corp., 144A, 11.75%, 11/15/2027	75,000	75,560
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	150,000	128,073
5.875%, 11/1/2029	75,000	54,753
Gen Digital, Inc.:
144A, 6.75%, 9/30/2027	100,000	98,036
144A, 7.125%, 9/30/2030	70,000	68,959
Gray Television, Inc., 144A, 5.875%, 7/15/2026	80,000	71,878
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027	110,000	87,177
Iliad Holding SASU, 144A, 6.5%, 10/15/2026	200,000	187,903
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029	200,000	160,879
144A, 6.75%, 10/15/2027	189,000	173,596
Level 3 Financing, Inc.:
144A, 3.4%, 3/1/2027	150,000	140,457
144A, 4.625%, 9/15/2027	100,000	71,917
144A, 10.5%, 5/15/2030	78,000	78,514
Lumen Technologies, Inc., 144A, 4.0%, 2/15/2027	60,000	39,507
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028	125,000	103,464
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029	45,000	35,708
144A, 5.0%, 8/15/2027	55,000	48,459

Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		110,000	98,038
144A, 4.0%, 7/15/2028		75,000	64,018
144A, 5.5%, 7/1/2029		250,000	221,120
Sprint LLC, 7.625%, 3/1/2026		245,000	251,791
TEGNA, Inc., 4.625%, 3/15/2028		160,000	138,400
Telecom Italia Capital SA, 6.375%, 11/15/2033		305,000	264,457
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		200,000	180,000
UPC Broadband Finco BV, 144A, 4.875%, 7/15/2031		200,000	162,296
ViaSat, Inc., 144A, 5.625%, 9/15/2025		136,000	125,630
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		200,000	157,206
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	307,355
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	263,200
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027		60,000	44,513
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	270,000	209,497
			7,057,982
Consumer Discretionary 17.9%
Affinity Interactive, 144A, 6.875%, 12/15/2027		160,000	135,645
Avis Budget Car Rental LLC, 144A, 5.375%, 3/1/2029		100,000	88,877
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		70,000	65,626
6.875%, 11/1/2035		100,000	89,308
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		100,000	85,098
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		210,000	177,883
144A, 6.25%, 7/1/2025		270,000	266,304
144A, 8.125%, 7/1/2027		410,000	411,954
Carnival Corp.:
144A, 5.75%, 3/1/2027		330,000	298,724
144A, 6.0%, 5/1/2029		320,000	272,954
144A, 7.0%, 8/15/2029		40,000	39,441
144A, 7.625%, 3/1/2026		95,000	92,414
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026		55,000	52,807
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	101,484
REG S, 4.375%, 5/15/2026	EUR	200,000	202,968
Crocs, Inc., 144A, 4.125%, 8/15/2031		100,000	77,370
Ford Motor Co., 6.1%, 8/19/2032 (b)		335,000	315,541
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		209,000	193,914
3.625%, 6/17/2031		240,000	193,933
4.95%, 5/28/2027		200,000	187,731
5.113%, 5/3/2029		200,000	183,066
5.125%, 6/16/2025		30,000	29,041
7.2%, 6/10/2030		200,000	201,000
Hanesbrands, Inc., 144A, 9.0%, 2/15/2031		30,000	28,594
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		200,000	179,846
144A, 7.75%, 10/15/2025		200,000	200,427
Light & Wonder International, Inc., 144A, 7.5%, 9/1/2031		70,000	69,185
Macy's Retail Holdings LLC, 144A, 5.875%, 3/15/2030		46,000	38,996
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		125,000	104,737
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		200,000	164,056
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		100,000	85,137

NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024	100,000	96,031
144A, 5.875%, 3/15/2026	130,000	120,022
144A, 8.375%, 2/1/2028	110,000	111,580
NCL Finance Ltd., 144A, 6.125%, 3/15/2028	60,000	52,950
Newell Brands, Inc., 5.2%, 4/1/2026	160,000	150,783
PetSmart, Inc., 144A, 7.75%, 2/15/2029	250,000	232,972
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	170,000	159,162
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028	110,000	93,075
144A, 4.25%, 7/1/2026	75,000	68,767
144A, 5.375%, 7/15/2027	126,000	116,613
144A, 7.25%, 1/15/2030	20,000	19,822
144A, 9.25%, 1/15/2029	340,000	359,189
144A, 11.5%, 6/1/2025	11,000	11,612
144A, 11.625%, 8/15/2027	210,000	227,829
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028	50,000	43,195
144A, 6.0%, 12/1/2029	100,000	84,000
Staples, Inc., 144A, 7.5%, 4/15/2026	155,000	127,463
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	120,000	116,760
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027	105,000	95,833
144A, 7.0%, 2/15/2029	90,000	82,800
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029	15,000	13,575
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030	60,000	59,190
Wynn Macau Ltd., 144A, 5.125%, 12/15/2029	200,000	164,992
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029	105,000	91,783
144A, 7.125%, 2/15/2031	85,000	80,684
ZF North America Capital, Inc., 144A, 7.125%, 4/14/2030	150,000	146,967
		7,561,710
Consumer Staples 0.9%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	75,000	69,470
144A, 3.5%, 3/15/2029	100,000	85,259
Pilgrim's Pride Corp., 4.25%, 4/15/2031	245,000	204,380
		359,109
Energy 15.1%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	70,000	64,091
144A, 5.75%, 3/1/2027	130,000	124,079
144A, 5.75%, 1/15/2028	90,000	84,890
Antero Resources Corp., 144A, 5.375%, 3/1/2030	60,000	55,240
Archrock Partners LP, 144A, 6.875%, 4/1/2027	110,000	106,408
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	130,000	116,898
144A, 8.25%, 12/31/2028	150,000	148,439
Baytex Energy Corp., 144A, 8.5%, 4/30/2030	105,000	106,242
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	80,000	70,200
Callon Petroleum Co., 144A, 7.5%, 6/15/2030	80,000	77,566
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	75,000	70,571
144A, 6.75%, 4/15/2029	170,000	166,362
Chord Energy Corp., 144A, 6.375%, 6/1/2026	40,000	39,221

Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	130,000	132,275
144A, 8.75%, 7/1/2031	185,000	188,972
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	135,000	126,148
144A, 7.25%, 3/14/2027	10,000	9,868
144A, 7.375%, 1/15/2031	70,000	68,625
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	30,000	25,969
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	155,000	134,081
144A, 4.375%, 6/15/2031	30,000	25,227
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	35,000	33,774
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	75,000	72,752
EQM Midstream Partners LP:
4.125%, 12/1/2026	100,000	92,565
144A, 4.5%, 1/15/2029	25,000	22,249
144A, 6.5%, 7/1/2027	80,000	78,118
Genesis Energy LP:
7.75%, 2/1/2028	75,000	71,098
8.875%, 4/15/2030	170,000	165,986
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	155,000	149,828
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	110,000	92,756
144A, 5.125%, 6/15/2028	75,000	68,986
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	155,000	139,964
144A, 6.0%, 2/1/2031	110,000	96,778
144A, 6.25%, 11/1/2028	125,000	117,214
Howard Midstream Energy Partners LLC:
144A, 6.75%, 1/15/2027	40,000	38,000
144A, 8.875%, 7/15/2028	85,000	85,744
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	85,000	79,688
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	55,000	49,589
Nabors Industries, Inc.:
5.75%, 2/1/2025	105,000	102,769
144A, 7.375%, 5/15/2027	150,000	145,107
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	40,000	40,300
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	95,000	94,618
PDC Energy, Inc., 5.75%, 5/15/2026	105,000	104,638
Permian Resources Operating LLC:
144A, 5.875%, 7/1/2029	225,000	211,654
144A, 7.0%, 1/15/2032	100,000	98,621
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	30,000	28,416
Range Resources Corp., 8.25%, 1/15/2029	280,000	287,063
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	30,000	26,999
Sitio Royalties Operating Partnership LP, 144A, 7.875%, 11/1/2028 (c)	30,000	30,075
SM Energy Co., 6.5%, 7/15/2028	80,000	76,800
Southwestern Energy Co.:
4.75%, 2/1/2032	150,000	128,743
5.375%, 2/1/2029	155,000	142,753
8.375%, 9/15/2028	50,000	51,617
TransAlta Corp., 7.75%, 11/15/2029	85,000	86,063
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028 (c)	85,000	85,000
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	153,750	151,376
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	90,000	91,575
Transocean, Inc.:
144A, 7.5%, 1/15/2026	160,000	156,371
144A, 8.75%, 2/15/2030	104,500	106,851

USA Compression Partners LP, 6.875%, 4/1/2026		142,000	139,095
Venture Global Calcasieu Pass LLC:
144A, 4.125%, 8/15/2031		30,000	24,619
144A, 6.25%, 1/15/2030		50,000	47,693
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028		90,000	89,113
144A, 8.375%, 6/1/2031		110,000	108,137
Vital Energy, Inc., 10.125%, 1/15/2028		40,000	40,770
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		272,000	274,082
			6,367,379
Financials 2.5%
Ally Financial, Inc., 6.7%, 2/14/2033		140,000	121,533
Freedom Mortgage Corp., 144A, 12.0%, 10/1/2028		65,000	66,095
HUB International Ltd., 144A, 7.25%, 6/15/2030		20,000	19,963
Icahn Enterprises LP, 6.375%, 12/15/2025		225,000	214,035
Intesa Sanpaolo SpA, 144A, 4.198%, 6/1/2032		200,000	147,369
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		50,000	50,688
OneMain Finance Corp.:
3.875%, 9/15/2028		200,000	160,528
6.875%, 3/15/2025		105,000	104,168
UniCredit SpA, 144A, 5.861%, 6/19/2032		200,000	182,032
			1,066,411
Health Care 6.3%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		125,000	123,559
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		250,000	224,773
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	100,000	96,897
Bausch & Lomb Escrow Corp., 144A, 8.375%, 10/1/2028		70,000	70,208
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		51,000	45,166
144A, 6.125%, 2/1/2027		250,000	155,490
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	100,000	88,280
144A, 5.0%, 7/15/2027		125,000	114,677
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029 (b)		65,000	55,736
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		115,000	81,388
144A, 5.25%, 5/15/2030		90,000	68,416
144A, 5.625%, 3/15/2027		135,000	115,791
144A, 6.0%, 1/15/2029		35,000	28,265
144A, 6.125%, 4/1/2030		50,000	25,438
Encompass Health Corp., 4.5%, 2/1/2028		45,000	41,000
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030		65,000	63,246
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		75,000	64,500
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		115,000	80,284
Medline Borrower LP, 144A, 5.25%, 10/1/2029		200,000	172,859
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		100,000	82,761
Owens & Minor, Inc., 144A, 6.625%, 4/1/2030		50,000	44,379
Select Medical Corp., 144A, 6.25%, 8/15/2026		125,000	122,123
Star Parent, Inc., 144A, 9.0%, 10/1/2030		85,000	85,893
Teva Pharmaceutical Finance Netherlands II BV:
REG S, 1.875%, 3/31/2027	EUR	140,000	126,308
4.375%, 5/9/2030	EUR	100,000	90,173

Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029		200,000	180,800
8.125%, 9/15/2031		200,000	206,910
			2,655,320
Industrials 10.7%
ADT Security Corp., 144A, 4.875%, 7/15/2032		50,000	41,750
Allied Universal Holdco LLC:
144A, 6.0%, 6/1/2029		200,000	149,097
144A, 9.75%, 7/15/2027		70,000	62,609
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		252,083	246,200
144A, 5.75%, 4/20/2029		135,000	125,557
144A, 7.25%, 2/15/2028		90,000	86,050
ATS Corp., 144A, 4.125%, 12/15/2028		30,000	26,512
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		135,000	122,471
144A, 7.125%, 6/15/2026		45,000	43,599
144A, 7.5%, 2/1/2029		265,000	251,476
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		105,000	86,107
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		45,000	40,175
Chart Industries, Inc., 144A, 7.5%, 1/1/2030		40,000	40,219
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		110,000	106,961
Emerald Debt Merger Sub LLC, 144A, 6.625%, 12/15/2030		130,000	125,148
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		80,000	78,628
Garda World Security Corp.:
144A, 7.75%, 2/15/2028		30,000	29,412
144A, 9.5%, 11/1/2027		45,000	43,025
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		250,000	218,442
144A, 5.125%, 12/15/2026		50,000	47,629
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		100,000	89,986
Hertz Corp.:
144A, 4.625%, 12/1/2026		160,000	141,800
144A, 5.0%, 12/1/2029		80,000	62,634
Howmet Aerospace, Inc., 6.875%, 5/1/2025		140,000	140,548
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	100,000	91,461
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		80,000	64,419
Masonite International Corp., 144A, 5.375%, 2/1/2028		19,000	17,672
Moog, Inc., 144A, 4.25%, 12/15/2027		160,000	144,467
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		95,000	83,363
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		65,000	56,946
144A, 6.25%, 1/15/2028		135,000	125,033
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	137,963
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		219,000	218,895
Summit Materials LLC, 144A, 5.25%, 1/15/2029		54,000	49,032
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	180,000	165,803
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		200,000	183,306
TransDigm, Inc.:
4.625%, 1/15/2029		205,000	179,041
5.5%, 11/15/2027		115,000	107,680
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		85,000	84,049
United Airlines, Inc., 144A, 4.375%, 4/15/2026		160,000	147,966
United Rentals North America, Inc.:
5.25%, 1/15/2030		80,000	73,993
144A, 6.0%, 12/15/2029		200,000	194,730
			4,531,854

Information Technology 2.0%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		125,000	104,563
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		30,000	29,288
Cloud Software Group, Inc., 144A, 9.0%, 9/30/2029		255,000	221,595
McAfee Corp., 144A, 7.375%, 2/15/2030		215,000	179,997
NCR Atleos Escrow Corp., 144A, 9.5%, 4/1/2029		80,000	77,376
NCR Corp., 144A, 5.75%, 9/1/2027		30,000	30,223
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		110,000	91,850
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		120,000	114,684
			849,576
Materials 11.4%
Ardagh Packaging Finance PLC, 144A, 5.25%, 8/15/2027		200,000	166,899
Chemours Co.:
144A, 4.625%, 11/15/2029		255,000	205,135
144A, 5.75%, 11/15/2028		290,000	251,691
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		155,000	132,485
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		46,000	39,171
144A, 6.75%, 4/15/2030		160,000	149,539
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		150,000	123,937
Constellium SE, 144A, 3.75%, 4/15/2029		250,000	209,479
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		200,000	194,137
144A, 6.875%, 10/15/2027		500,000	479,689
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		245,000	201,584
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		190,000	177,760
144A, 6.125%, 4/1/2029		100,000	92,525
LABL, Inc.:
144A, 8.25%, 11/1/2029		60,000	48,975
144A, 9.5%, 11/1/2028		20,000	20,500
144A, 10.5%, 7/15/2027		55,000	51,694
Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		155,000	149,534
144A, 9.25%, 4/15/2027		50,000	43,704
Methanex Corp., 5.25%, 12/15/2029		220,000	196,184
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028 (c)		80,000	80,800
Novelis Corp.:
144A, 3.25%, 11/15/2026		195,000	174,154
144A, 4.75%, 1/30/2030		375,000	324,544
Olin Corp., 5.0%, 2/1/2030		220,000	195,368
Olympus Water U.S. Holding Corp.:
144A, 6.25%, 10/1/2029		200,000	154,543
REG S, 9.625%, 11/15/2028	EUR	100,000	105,455
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		80,000	68,813
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029		65,000	55,699
SCIL IV LLC, 144A, 5.375%, 11/1/2026		200,000	182,744
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		155,000	124,222
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		125,000	116,766
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		20,000	20,900
Tronox, Inc., 144A, 4.625%, 3/15/2029		205,000	165,436
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		85,000	82,406
			4,786,472

Real Estate 2.0%
Cushman & Wakefield U.S. Borrower LLC:
144A, 6.75%, 5/15/2028		30,000	27,678
144A, 8.875%, 9/1/2031		40,000	38,700
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		100,000	92,236
144A, (REIT), 4.875%, 9/15/2029		60,000	52,587
144A, (REIT), 5.0%, 7/15/2028		75,000	68,216
144A, (REIT), 5.25%, 3/15/2028		145,000	134,049
144A, (REIT), 5.25%, 7/15/2030		100,000	87,365
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	100,000	92,853
(REIT), 3.5%, 3/15/2031		105,000	65,569
(REIT), 4.625%, 8/1/2029		140,000	99,157
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		60,000	50,044
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		40,000	25,400
			833,854
Utilities 4.7%
AmeriGas Partners LP:
5.5%, 5/20/2025		205,000	198,753
5.75%, 5/20/2027		110,000	103,109
Calpine Corp.:
144A, 4.5%, 2/15/2028		200,000	180,245
144A, 4.625%, 2/1/2029		30,000	25,121
144A, 5.125%, 3/15/2028		50,000	44,522
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		115,000	102,852
Electricite de France SA, REG S, 3.375%, Perpetual (d)	EUR	200,000	162,790
FirstEnergy Corp., Series B, 4.15%, 7/15/2027		90,000	83,652
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		145,000	110,005
144A, 5.25%, 6/15/2029		157,000	138,593
5.75%, 1/15/2028		200,000	187,519
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		90,000	78,165
PG&E Corp., 5.25%, 7/1/2030		135,000	117,323
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		70,000	71,757
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029		135,000	116,050
144A, 7.75%, 10/15/2031		250,000	246,261
			1,966,717
Total Corporate Bonds (Cost $40,683,625)			38,036,384

Loan Participations and Assignments 0.4%
Senior Loans (e)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.568%, 2/15/2029		66,026	64,974
Frontier Communications Corp., First Lien Term Loan, 30-day average SOFR + 3.75%, 9.181%, 10/8/2027		67,763	66,051
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.74%, 1/24/2029		22,713	21,654
Total Loan Participations and Assignments (Cost $154,271)			152,679

	Shares	Value ($)

Exchange-Traded Funds 5.0%
iShares Broad USD High Yield Corporate Bond ETF (b)	39,720	1,378,681

iShares iBoxx High Yield Corporate Bond ETF (b)	1,800	132,696
SPDR Bloomberg High Yield Bond ETF (b)	6,600	596,640
Total Exchange-Traded Funds (Cost $2,230,419)		2,108,017

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	287	1,444

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $244,286)	1,100	44,660

Securities Lending Collateral 5.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (g) (h) (Cost $2,317,455)	2,317,455	2,317,455

Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 5.36% (g) (Cost $1,207,769)	1,207,769	1,207,769

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $46,837,825)	104.1	43,868,408
Other Assets and Liabilities, Net	(4.1)	(1,717,547)
Net Assets	100.0	42,150,861
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 5.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (g) (h)
1,212,645	1,104,810 (i)	—	—	—	6,127	—	2,317,455	2,317,455
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 5.36% (g)
1,468,062	10,779,078	11,039,371	—	—	41,411	—	1,207,769	1,207,769
2,680,707	11,883,888	11,039,371	—	—	47,538	—	3,525,224	3,525,224

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $2,265,235, which is 5.4% of net assets.

(c)	When-issued security.
(d)	Perpetual, callable security with no stated maturity date.
(e)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At September 30, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,484,401	USD	1,566,507	10/31/2023	(4,877)	Barclays Bank PLC
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$38,036,384	$—	$38,036,384
Loan Participations and Assignments	—	152,679	—	152,679
Exchange-Traded Funds	2,108,017	—	—	2,108,017
Common Stocks	1,444	—	—	1,444
Warrants	—	—	44,660	44,660
Short-Term Investments (a)	3,525,224	—	—	3,525,224
Total	$5,634,685	$38,189,063	$44,660	$43,868,408

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(4,877)	$—	$(4,877)
Total	$—	$(4,877)	$—	$(4,877)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$(4,877)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH3
R-080548-2 (1/25)